Income Tax - Schedule of Non-Capital Losses May be Applied to Reduce Future Taxable Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loss Carry-forwards and Expire [Line Items]
Loss carry-forwards	$ 45,978	$ 36,183
Canada [Member]
Schedule of Loss Carry-forwards and Expire [Line Items]
Loss carry-forwards	$ 26,818	$ 17,654
Expiry	2033-2044	2033-2043
Peru [Member]
Schedule of Loss Carry-forwards and Expire [Line Items]
Loss carry-forwards	$ 4,990	$ 4,001
Expiry	2025-2028	2024-2027
Chile [Member]
Schedule of Loss Carry-forwards and Expire [Line Items]
Loss carry-forwards	$ 2,284	$ 2,501
Expiry	No expiry	No expiry
Mexico [Member]
Schedule of Loss Carry-forwards and Expire [Line Items]
Loss carry-forwards	$ 3,621	$ 5,534
Expiry	2025-2034	2024-2033
Ecuador [Member]
Schedule of Loss Carry-forwards and Expire [Line Items]
Loss carry-forwards	$ 8,249	$ 6,487
Expiry	2025-2029	2024-2028
USA [Member]
Schedule of Loss Carry-forwards and Expire [Line Items]
Loss carry-forwards	$ 16	$ 6
Expiry	No expiry	No expiry